Related party transactions (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2026 equityInstrument	Mar. 31, 2026 equityInstrument	Jun. 30, 2026 shares
Disclosure of transactions between related parties [line items]
Numbers of stock options granted in the year (in shares) | equityInstrument	397,549	18,983
CEO | Performance stock units (PSUs)
Disclosure of transactions between related parties [line items]
Stock options, exercise period (in years)			10 years
Performance period (in years)			3 years
Senior management
Disclosure of transactions between related parties [line items]
Numbers of stock options granted in the year (in shares)			57,572
Senior management | Performance stock units (PSUs)
Disclosure of transactions between related parties [line items]
Numbers of units granted in the year (in shares)			22,833
Non-executive director | Restricted stock units (RSUs)
Disclosure of transactions between related parties [line items]
Numbers of units granted in the year (in shares)			3,325